Leases (Narrative) (Details) £ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£) leases	Dec. 31, 2019 GBP (£) leases
As a Lessee
Description of line items in statement of financial position which include right-of-use assets	the ROU assets are included within property, plant and equipment
Description of line items in statement of financial position which include lease liabilities	the lease liabilities are included within other liabilities
Statement that lessee accounts for short-term leases using recognition exemption	The Group applies the recognition exemption in IFRS 16 for leases with a term not exceeding 12 months.
Information about nature of lessee's leasing activities	As a Lessee The Group leases various offices, branches and other premises under non-cancellable lease arrangements to meet its operational business requirements. In some instances, Barclays will sublease property to third parties when it is no longer needed to meet business requirements. Currently, Barclays does not have any material subleasing arrangements.
Number of leases with variable lease payment terms | leases	809	939
Number of leases | leases	1,329	1,467
Expense relating to short-term leases for which recognition exemption has been used	£ 4	£ 14
Information about lessee's exposure arising from variable lease payments	Variable lease payments: This variability will typically arise from either inflation index instruments or market based pricing adjustments. Currently, Barclays has 809 (2019: 939) leases out of the total 1,329 (2019: 1,467) leases which have variable lease payment terms based on market based pricing adjustments. Of the gross cash flows identified above, £1,096m (2019: £1,526m) is attributable to leases with some degree of variability predominately linked to market based pricing adjustments.
Expense relating to variable lease payments not included in measurement of lease liabilities	£ 1,096	1,526
Information about lessee's exposure arising from extension options and termination options	Extension and termination options: The table above represents Barclays best estimate of future cash out flows for leases, including assumptions regarding the exercising of contractual extension and termination options. The above gross cash flows have been reduced by £446m (2019: £474m) for leases where Barclays is highly expected to exercise an early termination option. However, there is no significant impact where Barclays is expected to exercise an extension option.
Extension and termination options reasonably certain to be exercised	£ 446	474
Information about sale and leaseback transactions	The Group currently does not have any significant sale and lease back transactions. The Group does not have any restrictions or covenants imposed by the lessor on its property leases which restrict its businesses.
As a Lessor
Information about nature of lessor's leasing activities	As a Lessor Finance lease receivables are included within loans and advances at amortised cost. The Group specialises in the provision of leasing and other asset finance facilities across a broad range of asset types to business and individual customers.
Information about how lessor manages risk associated with rights it retains in underlying assets	Finance lease receivables are included within loans and advances at amortised cost. The Group specialises in the provision of leasing and other asset finance facilities across a broad range of asset types to business and individual customers.
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables	£ 1,245	3,497
ECL
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables	£ 29	£ 55